Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, shares outstanding	1,669,861,379	1,669,861,379	1,669,861,383	1,680,539,245